Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segmental analysis
Total revenue	£ 16,574	£ 12,702	£ 13,447
Retail Banking
Segmental analysis
Total revenue	5,773	5,419	5,386
Private Banking
Segmental analysis
Total revenue	874	792	702
Commercial & Institutional
Segmental analysis
Total revenue	6,747	5,168	6,223
Central Items and other
Segmental analysis
Total revenue	3,180	1,323	1,136
Operating segment
Segmental analysis
Total revenue	16,574	12,702	13,447
Operating segment | Retail Banking
Segmental analysis
Total revenue	5,773	5,433	5,425
Operating segment | Private Banking
Segmental analysis
Total revenue	1,263	919	865
Operating segment | Commercial & Institutional
Segmental analysis
Total revenue	6,863	5,291	6,303
Operating segment | Central Items and other
Segmental analysis
Total revenue	2,675	1,059	854
Inter-segmental | Retail Banking
Segmental analysis
Total revenue		(14)	(39)
Inter-segmental | Private Banking
Segmental analysis
Total revenue	(389)	(127)	(163)
Inter-segmental | Commercial & Institutional
Segmental analysis
Total revenue	(116)	(123)	(80)
Inter-segmental | Central Items and other
Segmental analysis
Total revenue	£ 505	£ 264	£ 282